Supplemental Information - Supplemental Information of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Operating activities:
Net income (loss)	$ 129	$ 122	$ (384)	$ 145
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			358	349
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			271	195
Loss from disposal of assets			2	3
Undistributed income of unconsolidated subsidiaries			65	16
Other non-cash items			116	97
Changes in operating assets and liabilities:
Provisions			507	(42)
Deferred income taxes			9	42
Trade and financing receivables related to sales, net			(276)	94
Inventories, net			(806)	(694)
Trade payables			394	301
Other assets and liabilities			222	(92)
Net cash provided by operating activities			478	414
Investing activities:
Additions to retail receivables			(1,781)	(2,100)
Collections of retail receivables			2,328	2,514
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments			8	2
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			323	360
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments			(172)	(224)
Expenditures for assets under operating leases and assets sold under buy- back commitments			(669)	(856)
Other			(148)	409
Net cash provided by (used in) investing activities			(111)	105
Financing activities:
Proceeds from long-term debt			5,417	3,230
Payments of long-term debt			(5,981)	(4,391)
Net increase (decrease) in other financial liabilities			(192)	345
Dividends paid			(204)	(294)
Other			(58)	17
Net cash used in financing activities			(1,018)	(1,093)
Effect of foreign exchange rate changes on cash and cash equivalents			149	(354)
Decrease in cash and cash equivalents			(502)	(928)
Cash and cash equivalents, beginning of year			5,384	5,163
Cash and cash equivalents, end of period	4,882	4,235	4,882	4,235
Industrial Activities [Member]
Operating activities:
Net income (loss)	129	122	(384)	145
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			355	346
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			146	98
Loss from disposal of assets			2	3
Undistributed income of unconsolidated subsidiaries			63	(125)
Other non-cash items			54	38
Changes in operating assets and liabilities:
Provisions			514	(45)
Deferred income taxes			(1)	(4)
Trade and financing receivables related to sales, net			(113)	164
Inventories, net			(791)	(655)
Trade payables			447	315
Other assets and liabilities			30	(353)
Net cash provided by operating activities			322	(73)
Investing activities:
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments			8	2
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			152	162
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments			(172)	(224)
Expenditures for assets under operating leases and assets sold under buy- back commitments			(338)	(341)
Other			(91)	1,473
Net cash provided by (used in) investing activities			(441)	1,072
Financing activities:
Proceeds from long-term debt			978	304
Payments of long-term debt			(794)	(1,951)
Net increase (decrease) in other financial liabilities			(127)	188
Dividends paid			(204)	(294)
Other			(58)	17
Net cash used in financing activities			(205)	(1,736)
Effect of foreign exchange rate changes on cash and cash equivalents			103	(276)
Decrease in cash and cash equivalents			(221)	(1,013)
Cash and cash equivalents, beginning of year			4,551	4,122
Cash and cash equivalents, end of period	4,330	3,109	4,330	3,109
Financial services [Member]
Operating activities:
Net income (loss)	87	98	174	183
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			3	3
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			125	97
Undistributed income of unconsolidated subsidiaries			(13)	(6)
Other non-cash items			62	59
Changes in operating assets and liabilities:
Provisions			(7)	3
Deferred income taxes			10	46
Trade and financing receivables related to sales, net			(158)	(43)
Inventories, net			(15)	(39)
Trade payables			(58)	(24)
Other assets and liabilities			192	244
Net cash provided by operating activities			315	523
Investing activities:
Additions to retail receivables			(1,781)	(2,100)
Collections of retail receivables			2,328	2,514
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			171	198
Expenditures for assets under operating leases and assets sold under buy- back commitments			(331)	(515)
Other			(57)	(1,043)
Net cash provided by (used in) investing activities			330	(946)
Financing activities:
Proceeds from long-term debt			4,439	2,926
Payments of long-term debt			(5,187)	(2,440)
Net increase (decrease) in other financial liabilities			(65)	157
Dividends paid			(159)	(36)
Other				(21)
Net cash used in financing activities			(972)	586
Effect of foreign exchange rate changes on cash and cash equivalents			46	(78)
Decrease in cash and cash equivalents			(281)	85
Cash and cash equivalents, beginning of year			833	1,041
Cash and cash equivalents, end of period	$ 552	$ 1,126	$ 552	$ 1,126